                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2009
           POLARIS ADVISOR III VARIABLE ANNUITY DATED JANUARY 19, 2010

                          VARIABLE ANNUITY ACCOUNT FOUR
                          SUPPLEMENT TO THE PROSPECTUS
                ANCHOR ADVISOR VARIABLE ANNUITY DATED MAY 1, 2009

                          VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
               SEASONS ELITE VARIABLE ANNUITY DATED JULY 27, 2009
             SEASONS SELECT II VARIABLE ANNUITY DATED JULY 27, 2009
            SEASONS ADVISOR III VARIABLE ANNUITY DATED JULY 27, 2009
             SEASONS ADVANTAGE VARIABLE ANNUITY DATED JULY 27, 2009
         SEASONS PREFERRED SOLUTION VARIABLE ANNUITY DATED JULY 27, 2009

                         VARIABLE ANNUITY ACCOUNT SEVEN
                         SUPPLEMENT TO THE PROSPECTUSES
                POLARIS PLUS VARIABLE ANNUITY DATED JULY 27, 2009
     POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED JULY 27, 2009

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                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2009
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2009

                        FS VARIABLE ANNUITY ACCOUNT FIVE
                         SUPPLEMENT TO THE PROSPECTUSES
               SEASONS ELITE VARIABLE ANNUITY DATED JULY 27, 2009
             SEASONS SELECT II VARIABLE ANNUITY DATED JULY 27, 2009
             SEASONS ADVANTAGE VARIABLE ANNUITY DATED JULY 27, 2009

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THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE SUBHEADING "AMERICAN
INTERNATIONAL GROUP SUPPORT AGREEMENT" IN THE FINANCIAL STATEMENTS SECTION OF THE PROSPECTUS:

         The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of American International Group included in American International Group's Annual Report on Form 10-K for the year ended December 31, 2009, File No. 001-08787, was filed on February 26, 2010.

         American International Group is subject to the informational requirements of the Securities Exchange Act of 1934. American International Group files reports and other information with the SEC to meet those requirements. American International Group files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and American International Group's website at http://www.aig.com.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC  20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL  60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY  10281

Dated:  March 1, 2010


               Please keep this Supplement with your Prospectus.